Investments in Affiliate Companies and Investments in Available-for-Sale Securities (Details Narrative) $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2021 shares	Jan. 31, 2019 USD ($)	Feb. 28, 2019 USD ($) shares	Feb. 18, 2015 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2020 USD ($)	Apr. 21, 2020 USD ($)	May 21, 2019	Aug. 25, 2021 shares	Oct. 15, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013 USD ($)	Mar. 31, 2021	Jun. 30, 2020 USD ($)
Investments in affiliate companies												$ 125,744	$ 56,988
Equity in net earnings of affiliated companies												69,275	(1,293)	$ (9,185)
Other than temporary impairment loss on investments												(0)	6,050	(0)
Investment in available-for-sale-securities												219	222
Junior Loan II [Member]
Repayments of Debt								$ 5,000
Navios Acquisition [Member] | Navios Acquisition's Ship Mortgage Notes [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares										44,117,647
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate										8.125%
Debt Instrument, Maturity Date										Sep. 25, 2021
AFS Securities [Member]
Investment in available-for-sale-securities												219	222
Unrealized loss												$ 3		3
Unrealized gain													$ 33
Reverse Stock Split [Member]
Stockholders' equity, Reverse stock split															one-for-ten reverse stock split
Navios Partners [Member]
Common units held by Navios Holdings | shares												3,183,199	2,070,216
Ownership percentage of Navios Holdings												10.30%	17.90%				12.60%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee												$ 56,351	$ 77,904
Investments in affiliate companies												125,744	39,133
Equity in net earnings of affiliated companies												66,745	5,466	13,526
Dividends received												519	1,449	2,692
Market value of the investment												79,866
Navios Acquisition [Member]
Partners capital account units acquisitions | shares											3,388,226
Difference between carrying amount of investment and underlying equity in net assets of equity method investee													68,793
Investments in affiliate companies													15,033
Equity in net earnings of affiliated companies												1,944	13,129	(11,098)
Dividends received												$ 243	$ 5,838	4,379
Shares conversion rate											0.1275
Percentage of ownership												0.00%	29.50%
Other than temporary impairment loss on investments												$ 0	$ 13,368	13,543
Navios Containers [Member]
Investments in affiliate companies													2,812
Equity in net earnings of affiliated companies												$ 595	$ 130	155
Percentage of ownership												0.00%	3.90%
Navios Europe I[Member] | Navios Revolving Loans I [Member]
Loans and Leases Receivable, Related Parties				$ 10,000
Revolving Credit Facility Maximum Borrowing Capacity																$ 24,100
Line of Credit Facility, Increase (Decrease), Net															$ 30,000
Navios Europe II [Member] | Navios Revolving Loans II [Member]
Loans and Leases Receivable, Related Parties				14,000										16,938
Revolving Credit Facility Maximum Borrowing Capacity				43,500
Line of Credit Facility, Increase (Decrease), Net						$ 14,000
Navios Europe II [Member] | Junior Loan II [Member]
Repayments of Debt							$ 5,000	$ 5,000
Common unit repurchase program [Member] | Navios Partners [Member]
Share repurchase program, Authorized amount		$ 50,000
Number of shares repurchased | shares													4,694,279
Share repurchase program, Period in force		2 years
Navios Partners [Member] | Directors and officers [Member]
Private placement of units to directors and/or officers | shares			380,952
Partners capital account units acquisitions | shares			7,775
Payments to acquire investment			$ 8
Navios Partners [Member] | Reverse Stock Split [Member]
Stockholders' equity, Reverse stock split									1-for-15 reverse stock split
Navios Containers [Member] | NMCI Merger [Member] | Navios Partners [Member]
Shares conversion rate	0.39
Common units issued | shares	8,133,452
Navios Europe I[Member]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee																6,763
Investments in affiliate companies																$ 4,750
Number of vessels acquired																10
Repayment of loan payable to affiliate companies														13,420
Navios Europe II [Member]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee				9,419
Investments in affiliate companies				$ 6,650								$ 0	$ 0
Equity in net earnings of affiliated companies														$ 1,775
Other than temporary impairment loss on investments													$ 6,050
Number of vessels acquired				14
Due to Related Parties, Current																		$ 44,300
Loss on investments					$ 6,650
Navios Holdings [Member] | Navios Partners [Member]
General partner interest of Navios Holdings			2.00%									2.00%
Navios Partners [Member] | Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares												156,895	7,298
Navios Partners [Member] | Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Partners' Capital Account, Units, Sale of Units | shares												7,687,730	357,508
Navios Partners [Member] | NMCI Merger [Member]
Partners' Capital Account, Units, Converted | shares												1,263,276
Partners' Capital Account, Units | shares												492,678
Navios Partners [Member] | NNA Merger [Member]
Partners' Capital Account, Units, Converted | shares												4,865,147
Partners' Capital Account, Units | shares												620,306